CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]
Balance, shares	2,000,000	251,739	125,595,418	29,873,846	28,985,897
Issuance of common stock for directors' compensation, shares			286,365	807,070	817,341
Stock based compensation expense, shares					62,500
Stock issued under equity compensation plans, shares			2,380,556	601,710	8,108
Stock issued for settlement of service fees, shares				66,000
Issuance of common stock in connection with private placements, shares			15,779,527	15,625,000
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock, shares	(2,000,000)	(251,739)		32,612,249
Issuance of common stock for conversion of debt, shares			1,635,800
Exchange of Series C Warrants for common stock, shares				1,937,420
Issuance of common stock in exchange for outstanding warrants, shares			56,306,580
Exchange of Series D Preferred Stock and dividends for common stock, shares				$ 44,072,123
Issuance of common stock in connection with Series F and G Units, shares			2,830,964
Balance, shares			204,815,210	125,595,418	29,873,846